Document and Entity Information	Mar. 18, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 18, 2020
Registrant Name	VIRTUS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000792359
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 18, 2020
Document Effective Date	Mar. 18, 2020
Prospectus Date	Apr. 30, 2019